OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2015	2014
	$	$

Prepaid expenses	176	55
Government institutions	780	945
Others	243	190

	1,199	1,190